Supplementary subsidiary guarantee information required under SEC rules	12 Months Ended
Mar. 31, 2016
Supplementary subsidiary guarantee information required under SEC rules
Supplementary subsidiary guarantee information required under SEC rules

22. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of debt of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued, or to be issued, by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.